Schedule of Investments - InfraCap MLP ETF

July 31, 2020 (unaudited)

Security Description	Shares	Value
COMMON STOCKS - 129.7%(1)
Energy - 129.7%
BP Midstream Partners LP	1,060,152	$11,555,657
Cheniere Energy Partners LP	1,433	48,550
Cheniere Energy, Inc.*(2)	11,258	557,046
Crestwood Equity Partners LP	250,936	3,638,572
DCP Midstream LP	993,792	11,378,918
Energy Transfer LP(2)	2,641,719	17,303,259
Enterprise Products Partners LP	869,046	15,295,210
Kinder Morgan, Inc.(2)	32,718	461,324
Magellan Midstream Partners LP(2)	113,601	4,599,705
Marathon Petroleum Corp.(2)	108,119	4,130,146
MPLX LP(2)	1,015,458	18,552,418
NGL Energy Partners LP	763,022	3,364,927
Noble Midstream Partners LP	577,025	5,424,035
NuStar Energy LP	1,166,434	16,773,321
Phillips 66 Partners LP(2)	94,073	2,615,229
Plains All American Pipeline LP(2)	724,608	5,536,005
Shell Midstream Partners LP	883,604	10,444,199
TC PipeLines LP	92,062	2,822,621
Western Midstream Partners LP	1,000,388	9,003,492
Williams Cos., Inc. (The)	7,933	151,758
TOTAL INVESTMENTS - 129.7%
(Cost $237,266,154)		143,656,392
Liabilities in Excess of Other Assets - (29.7)%		(32,912,784)
Net Assets - 100.0%		$110,743,608

Security Description	Notional Amount	Number of contracts
WRITTEN OPTIONS - (0.1)%
Written Call Options
Cheniere Energy, Inc.,
Expires 08/07/20,
Strike Price $52.00	(10,000)	(100)	(3,500)
Energy Transfer LP,
Expires 08/14/20,
Strike Price $7.50	(50,800)	(508)	(1,524)
Energy Transfer LP,
Expires 08/21/20,
Strike Price $7.50	(64,400)	(644)	(3,220)
Enterprise Products Partners LP,
Expires 08/07/20,
Strike Price $19.00	(50,000)	(500)	(2,000)
Kinder Morgan, Inc.,
Expires 08/07/20,
Strike Price $15.50	(10,000)	(100)	(200)
Kinder Morgan, Inc.,
Expires 08/14/20,
Strike Price $15.00	(25,000)	(250)	(1,500)
Kinder Morgan, Inc.,
Expires 08/21/20,
Strike Price $15.00	(31,000)	(310)	(3,100)
Kinder Morgan, Inc.,
Expires 08/28/20,
Strike Price $15.50	(3,000)	(30)	(240)
Security Description	Notional Amount	Number of contracts	Value
WRITTEN OPTIONS (continued)
Written Call Options (continued)
Magellan Midstream Partners LP,
Expires 08/21/20,
Strike Price $45.00	(15,000)	(150)	$(1,950)
Marathon Petroleum Corp.,
Expires 08/07/20,
Strike Price $44.00	(28,500)	(285)	(2,280)
Marathon Petroleum Corp.,
Expires 08/14/20,
Strike Price $43.00	(27,000)	(270)	(8,775)
MPLX LP,
Expires 08/21/20,
Strike Price $20.00	(51,000)	(510)	(5,610)
Plains All American Pipeline LP,
Expires 08/07/20,
Strike Price $9.00	(1,000)	(10)	(20)
Plains All American Pipeline LP,
Expires 08/14/20,
Strike Price $9.00	(1,000)	(10)	(60)
Plains All American Pipeline LP,
Expires 08/21/20,
Strike Price $8.50	(21,000)	(210)	(3,150)
Plains All American Pipeline LP,
Expires 08/21/20,
Strike Price $9.00	(60,800)	(608)	(6,080)
Plains All American Pipeline LP,
Expires 08/28/20,
Strike Price $8.50	(101,000)	(1,010)	(20,200)
Written Put Options
Magellan Midstream Partners LP,
Expires 08/21/20,
Strike Price $40.00	(21,000)	(210)	(36,750)
Phillips 66 Partners LP,
Expires 08/21/20,
Strike Price $30.00	(7,000)	(70)	(21,000)
Total Written Options - (0.1)%
(Premiums Received $148,712)			$(121,159)

*	Non-income producing security.
(1)	Substantially all the securities, or a portion thereof, have been pledged as collateral for line of credit borrowings and open written option contracts. The aggregate market value of the collateral at July 31, 2020 was $112,840,751.
(2)	Subject to written call options.

Schedule of Investments - InfraCap MLP ETF (continued)

July 31, 2020 (unaudited)

Fair Value Measurements
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of July 31, 2020.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$143,656,392	$—	$—	$143,656,392
Total	$143,656,392	$—	$—	$143,656,392
Liability Valuation Inputs
Written Options	$119,079	$2,080	$—	$121,159
Total	$119,079	$2,080	$—	$121,159